Real Estate Percentage of Annualized Net Rent, By State (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 property
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	$ 144,727
Number of Properties	56
Percentage of Annualized Net Rent	100.00%
California
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	19,419
Number of Properties	6
Percentage of Annualized Net Rent	13.40%
Illinois
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	15,001
Number of Properties	6
Percentage of Annualized Net Rent	10.40%
Colorado
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	14,212
Number of Properties	5
Percentage of Annualized Net Rent	9.80%
Ohio
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	13,829
Number of Properties	6
Percentage of Annualized Net Rent	9.60%
Arizona
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	12,191
Number of Properties	4
Percentage of Annualized Net Rent	8.40%
Georgia
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	11,811
Number of Properties	3
Percentage of Annualized Net Rent	8.20%
New Jersey
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	10,961
Number of Properties	3
Percentage of Annualized Net Rent	7.60%
Texas
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	7,849
Number of Properties	3
Percentage of Annualized Net Rent	5.40%
North Carolina
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	7,733
Number of Properties	3
Percentage of Annualized Net Rent	5.30%
All others
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent (unaudited)	$ 31,721
Number of Properties	17
Percentage of Annualized Net Rent	21.90%